Share-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based compensation
Share-based compensation

Note 10. Share-based compensation

On July 21, 2020, the Company adopted the Jamf Holding Corp. Omnibus Incentive Plan (the “2020 Plan”). The 2020 Plan provides for grants of (i) stock options, (ii) stock appreciation rights, (iii) restricted shares, (iv) performance awards, (v) other share-based awards and (vi) other cash-based awards to eligible employees, non-employee directors and consultants of the Company. The maximum number of shares of common stock available for issuance under the 2020 Plan is 14,800,000 shares.  In conjunction with the closing of the IPO, our Board granted awards under the 2020 Plan to certain of our employees, representing an aggregate of 1,256,538 shares of common stock. At September 30, 2020, 13,545,464 shares of common stock are reserved for additional grants under the Plan.

The 2017 Stock Option Plan (“2017 Option Plan”) became effective November 13, 2017, upon the approval of the board of directors and serves as the umbrella plan for the Company’s stock‑based and cash‑based incentive compensation program for its officers and other eligible employees. The aggregate number of shares of common stock that may be issued under the 2017 Option Plan may not exceed 8,470,000 shares. At September 30, 2020, 128,928 shares of common stock are reserved for additional grants under the Plan. All stock options granted by the Company were at an exercise price at or above the estimated fair market value of the Company’s common stock as of the grant date. No options were granted during the nine months ended September 30, 2020.

The table below summarizes return target options activity for the nine months ended September 30, 2020:

Weighted‑
		Weighted‑	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Options	Price	Term (Years)	(in thousands)
Outstanding, December 31, 2019	3,687,664	$6.75	8.8	$29,908
Granted	—	—
Exercised	—	—		—
Forfeitures	—	—
Outstanding, September 30, 2020	3,687,664	$6.75	8.0	$113,786
Options exercisable at September 30, 2020	—	$—	—	$—
Vested or expected to vest at September 30, 2020	—	$—	—	$—

There was approximately $33.0 million of unrecognized compensation expense related to these return target options at September 30, 2020.

Restricted stock unit (“RSU”) activity for the nine months ended September 30, 2020 is as follows:

		Per Unit
	Units	Fair Value
Outstanding, December 31, 2019	36,520	$12.60
Granted	1,262,308	26.00
Restrictions lapsed	—	—
Forfeited	(7,772)	26.00
Outstanding, September 30, 2020	1,291,056	$25.62

RSUs under the 2020 Plan vest ratably over four years. RSUs under the 2017 Option Plan vest 100% on the one‑year anniversary of the date of the grant. The estimated compensation cost of each RSU, which is equal to the fair value of the award on the date of grant, is recognized on a straight‑line basis over the vesting period. There was $31.1 million of total unrecognized compensation cost related to unvested restricted stock that is expected to be recognized over a weighted‑average period of 3.8 years at September 30, 2020.

The table below summarizes the service‑based option activity for the nine months ended September 30, 2020:

			Weighted‑
		Weighted‑	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Options	Price	Term (Years)	(in thousands)
Outstanding, December 31, 2019	4,073,286	$5.65	8.1	$37,520
Granted	—	—
Exercised	(33,792)	5.49		498
Forfeitures	—	—
Outstanding, September 30, 2020	4,039,494	$5.65	7.3	$129,098
Options exercisable at September 30, 2020	2,400,693	$5.50	7.2	$77,080
Vested or expected to vest at September 30, 2020	4,039,494	$5.65	7.3	$129,098

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the optionholders had all optionholders exercised their options on the last date of the period. The total fair value of service‑based options vested during the nine months ended September 30, 2020 was $1.1 million. There was $4.0 million of unrecognized compensation expense related to service‑based stock options that is expected to be recognized over a weighted‑average period of 1.9 years at September 30, 2020.

The Company recognized stock‑based compensation expense as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands)
Cost of revenue:
Subscription	$314	$38	$390	$156
Services	62	—	62	—
Sales and marketing	675	112	897	348
Research and development	523	99	821	284
General and administrative	754	349	1,733	1,028
	$2,328	$598	$3,903	$1,816

Note 9. Share-based compensation

The 2017 Stock Option Plan (“2017 Option Plan”) became effective November 13, 2017, upon the approval of the board of directors and serves as the umbrella plan for the Company’s stock‑based and cash‑based incentive compensation program for its officers and other eligible employees. The aggregate number of shares of common stock that may be issued under the 2017 Option Plan may not exceed 8,470,000 shares. At December 31, 2019,  128,928 shares of common stock are reserved for additional grants under the Plan. All stock options granted by the Company were at an exercise price at or above the estimated fair market value of the Company’s common stock as of the grant date.

The table below summarizes the service-based option activity for the years ended December 31, 2019 and 2018:

			Weighted‑
		Weighted‑	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Options	Price	Term (Years)	(in thousands)
Outstanding, January 1, 2018	4,122,070	$5.49	—	$—
Granted	535,957	5.62		—
Exercised	(322,851)	5.49		123
Forfeitures	(89,467)	5.49		—
Outstanding, December 31, 2018	4,245,709	5.51	8.9	—
Granted	212,668	8.21		—
Exercised	(168,391)	5.49		256
Forfeitures	(216,700)	5.49		—
Outstanding, December 31, 2019	4,073,286	$5.65	8.1	$37,520
Options exercisable at December 31, 2019	1,640,037	$5.50	8.0	$15,350
Vested or expected to vest at December 31, 2019	4,073,286	$5.65	8.1	$37,520

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the optionholders had all optionholders exercised their options on the last date of the period. The total fair value of service‑based options vested during the years ended December 31, 2019 and 2018 was $2.4 million and $2.0 million, respectively.

The Company recognized stock‑based compensation expense for service‑based stock options as follows:

	Years Ended
	December 31,
($000's)	2019	2018

Cost of revenues:
Subscription	$194	$225
Services	—	—
Sales and marketing	460	529
Research and development	394	239
General and administrative	1,413	1,322
	$2,461	$2,315

There was $6.0 million of unrecognized compensation expense related to service‑based stock options that is expected to be recognized over a weighted‑average period of 2.5 years at December 31, 2019.

The table below summarizes return target options activity for the years ended December 31, 2019 and 2018:

				Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Options	Price	Term (Years)	(in thousands)

Outstanding, January 1, 2018	2,105,772	$5.49		$—
Granted	183,884	5.54		—
Exercised	—	—		—
Forfeitures	(89,467)	5.49		—

Outstanding, December 31, 2018	2,200,189	5.49	8.9	—
Granted	1,653,209	8.29		—
Exercised	—	—		—
Forfeitures	(165,734)	5.49		—

Outstanding, December 31, 2019	3,687,664	$6.75	8.8	$29,908
Options exercisable at December 31, 2019	—	$—	—	$—
Vested or expected to vest at December 31, 2019	—	$—	—	$—

There was approximately $13.8 million of unrecognized compensation expense related to these return target options at December 31, 2019. See Note 2 for the Company’s policy on recognizing expense for return target options. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the optionholders had all optionholders exercised their options.

Restricted stock unit activity for the years ended December 31, 2019 and 2018 is as follows:

		Per Unit
	Units	Fair Value
Outstanding, January 1, 2018	26,840	$5.49
Granted	25,520	5.87
Restrictions lapsed	(26,840)	5.49
Forfeited	—	—
Outstanding, December 31, 2018	25,520	5.87
Granted	36,520	12.60
Restrictions lapsed	(25,520)	5.87
Forfeited	—	—
Outstanding, December 31, 2019	36,520	12.60

RSUs vest 100% on the one-year anniversary of the date of the grant. The estimated compensation cost of the restricted stock award, which is equal to the fair value of the award on the date of grant, is recognized on a straight-line basis over the vesting period. At December 31, 2019, there was $0.4 million of total unrecognized compensation cost related to unvested restricted stock and that cost is expected to be recognized in the following year.